Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of provision for (benefit from) income taxes
Federal	$ (297,000)
State	90,459	48,232
Foreign	437,704	106,217
Current	231,163	154,449
Deferred:
Federal	(699,146)	(2,530,775)
State	(119,679)	(270,197)
Total deferred	(1,122,523)	(2,800,972)
Total (benefit) from income taxes	$ (587,662)	$ (2,646,523)